Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Segment information

30. Segment information

Operating segments are determined based on information reviewed by the board of directors, the Chief Operating Decision Maker (CODM), which is responsible for allocating resources and assessing business performance.

The CODM monitors the operating results of each segment separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on Adjusted Gross Profit, which is defined as ‘Total revenue and financial income’ less ‘transaction expenses’, ‘interest and other financial expenses’ and ‘credit loss allowance expenses’, all of which are consistent with the same lines in the consolidated statements of profit or loss except for amounts that are not allocated to segments and inter-segment amounts.

The Group’s organizational structure has four reportable segments, which reflect its major business lines, as follows:

a)	Consumer Banking: generates revenue from various transaction activities occurring in the digital wallet, such as Pix, peer-to-peer transfers, and bill payments, including when customers use credit cards as a funding source for payments or money transfers, either in one or multiple installments. It also encompasses interest income from financial investments backed by customers’ account balances. In addition, the segment includes interest revenues from credit activities managed by PicPay Bank, fee revenues from distributing third-party credit products in the financial marketplace, interchange fees from prepaid and credit card transactions, and commissions from distributing insurance and investment products from third-party partners on the platform.

b)	Small and Medium-Sized Businesses: generates revenues from MDR (merchant-discount rates) charged to merchants accepting PicPay as a payment network, interchange fees from corporate benefit card transactions, and settlement scheduled floating relating to corporate benefits solutions. Additionally, the segment generates financial income from acquired credit rights and advances to suppliers of corporate clients.

c)	Audiences and Ecosystem Integration: This segment provides services to all of the Group’s customers, which include consumers and businesses, with the goal of increasing engagement and monetization of both sides of the ecosystem. This segment generates monetization of the audiences by leveraging PicPay’s customer base of consumers and merchants by offering products and solutions such as PicPay Ads, allowing brands and companies to benefit from PicPay’s audience in app and promote its products and services, as well as many others non-financial products. Ecosystem engagement is achieved, for example, through PicPay Shop, which is a platform that allows online merchants to sell their products and services to consumers.

d)	Institutional: This segment encompasses revenues, costs and expenses from financial investments and funding activities executed at the Corporate level. The Institutional unit has the role of managing funding and liquidity at the Group level as well as the allocation of liquidity and capital to each segment.

The Group does not disclose total assets and liabilities by segment since this information is not presented to its CODM.

Three-month period ended June 30, 2026

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	501,375	77,692	39,045	-	618,112
Financial income	3,327,526	77,888	(3,296)	942,849	4,344,966
Total revenue and financial income	3,828,901	155,580	35,749	942,849	4,963,079
Transaction expenses	(146,698)	(35,332)	(5,161)	(6,148)	(193,339)
Interest and Other financial expenses	(1,398,010)	(96,145)	-	(848,808)	(2,342,963)
Credit loss allowance expenses	(1,179,121)	(1,426)	-	-	(1,180,547)
Adjusted gross profit	1,105,072	22,677	30,588	87,894	1,246,230

June 30, 2026
Net revenue from transaction activities and other services	618,112
Financial income	4,344,966
Total reportable segments	4,963,079
Inter-segment revenues, adjustments or reclassifications (1)	(841,381)
Total revenue and financial income	4,121,698

(1)	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses and Institutional segments for R$ (841,381).

June 30, 2026
Adjusted gross profit - Total reportable segments	1,246,230
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(181,980)
Marketing expenses	(242,651)
Personnel expenses	(292,679)
Administrative expenses	(166,599)
Depreciation and amortization	(118,626)
Other expenses	(20,474)
Other income	45,177
Profit before income taxes	268,398

Three-month period ended June 30, 2025

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	231,243	81,211	25,274	-	337,728
Financial income	2,216,135	10,411	1,338	309,332	2,537,216
Total revenue and financial income	2,447,378	91,622	26,612	309,332	2,874,944
Transaction expenses	(139,708)	(18,292)	323	(403)	(158,080)
Interest and Other financial expenses	(936,041)	(36,323)	(25)	(284,969)	(1,257,358)
Credit loss allowance expenses	(614,700)	-	-	-	(614,700)
Adjusted gross profit	756,929	37,007	26,910	23,960	844,806

June 30, 2025
Net revenue from transaction activities and other services	337,728
Financial income	2,537,216
Total reportable segments	2,874,944
Inter-segment revenues, adjustments or reclassifications (1)	(406,275)
Total revenue and financial income	2,468,669

(1)	Represents eliminations of inter-segment revenue from funding transactions between the Financial Services and Institutional segments for R$ (370,155).

June 30, 2025
Adjusted gross profit - Total reportable segments	844,806
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(125,098)
Marketing expenses	(98,277)
Personnel expenses	(325,217)
Administrative expenses	(98,900)
Depreciation and amortization	(107,145)
Other expenses	(10,250)
Other income	26,139
Profit before income taxes	106,058

Six-month period ended June 30, 2026

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	943,502	155,476	71,875	-	1,170,853
Financial income	6,283,412	144,591	(2,327)	1,615,886	8,041,562
Total revenue and financial income	7,226,914	300,067	69,548	1,615,886	9,212,415
Transaction expenses	(282,741)	(85,166)	(7,140)	(4,732)	(379,779)
Interest and Other financial expenses	(2,710,202)	(175,906)	-	(1,449,699)	(4,335,807)
Credit loss allowance expenses	(2,152,653)	(1,915)	-	-	(2,154,567)
Adjusted gross profit	2,081,318	37,080	62,408	161,455	2,342,262

June 30, 2026
Net revenue from transaction activities and other services	1,170,853
Financial income	8,041,562
Total reportable segments	9,212,415
Inter-segment revenues, adjustments or reclassifications (1)	(1,578,289)
Total revenue and financial income	7,634,126

(1)	Represents eliminations of inter-segment revenue from funding transactions between Consumer banking, Small and Medium-Sized Businesses and Institutional segments for R$ (1,578,289).

June 30, 2026
Adjusted gross profit - Total reportable segments	2,342,262
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(344,442)
Marketing expenses	(422,018)
Personnel expenses	(630,313)
Administrative expenses	(277,689)
Depreciation and amortization	(237,004)
Other expenses	(30,347)
Other income	89,664
Profit before income taxes	490,113

Six-month period ended June 30, 2025

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	545,079	148,438	45,558	-	739,075
Financial income	3,971,117	18,976	2,384	497,634	4,490,112
Total revenue and financial income	4,516,196	167,414	47,942	497,634	5,229,187
Transaction expenses	(290,729)	(50,689)	15	(1,194)	(342,596)
Interest and Other financial expenses	(1,658,453)	(61,601)	(51)	(467,486)	(2,187,591)
Credit loss allowance expenses	(1,094,836)	-	-	-	(1,094,836)
Adjusted gross profit	1,472,178	55,124	47,906	28,955	1,604,164

June 30, 2025
Net revenue from transaction activities and other services	739,075
Financial income	4,490,112
Total reportable segments	5,229,187
Inter-segment revenues, adjustments or reclassifications (1)	(696,588)
Total revenue and financial income	4,532,599

(1)	Represents eliminations of inter-segment revenue from funding transactions between Consumer Banking and Institutional segments for R$ (635,370).

June 30, 2025
Adjusted gross profit - Total reportable segments	1,604,164
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(238,000)
Marketing expenses	(252,514)
Personnel expenses	(585,539)
Administrative expenses	(162,014)
Depreciation and amortization	(210,837)
Other expenses	(21,475)
Other income	48,889
Profit before income taxes	182,674